1998 SEMIANNUAL REPORT


IDS
New
Dimensions
Fund


(icon of) dimension

The goal of New Dimensions Fund, Inc. is long-term growth of capital. The Fund invests primarily in common stocks of companies showing potential for significant growth and operating in areas where economic or technological changes are occurring.

             AMERICAN EXPRESS Financial Advisors

             Distributed by American Express Financial Advisors Inc.

(icon of) dimension

Fast-track stocks

What type of stock has been the driving force behind the dramatic increases posted by U.S. and foreign stock markets in recent years? The answer is growth stocks -- that is stocks of companies that have a track record of increasing their business and profits at a rapid pace. These companies, some large and well-known, others smaller and newly discovered, form the foundation of IDSNew Dimensions Fund. The Fund looks for companies from around the world that not only have a history of continuous growth, but are poised to continue growing due to their superior management, marketing innovation and/or technological advances.

Contents

From the chairman                            3
From the portfolio manager                   3
The portfolio's ten largest holdings         5
Financial statements (Fund)                  6
Notes to financial statements (Fund)         9
Financial statements (Portfolio)            19
Notes to financial statements (Portfolio)   22
Investments in securities                   30
Board members and officers                  35
IDS mutual funds                            36

 To our shareholders

      From the chairman

      If you're an experienced investor, you know that the past few years have been unusually strong in many financial markets. Perhaps just as important, you also know that history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility. We saw evidence of that last October, when financial turmoil in Southeast Asia sparked a sharp decline in worldwide stock markets, including the U.S.

      That fact reinforces the need for an investor to review periodically their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.



      William R. Pearce
      (picture of) William R. Pearce
      William R. Pearce
      Chairman of the board

      From the portfolio manager

      The past six months was a highly volatile period for stocks, especially the growth sector. In the end, though, IDS New Dimensions Fund generated positive results for the first half of the fiscal year -- August 1997 through January 1998. For the Fund's Class A shares, the total return was 1.3%. (A portion of the return came in the form of a capital gain, which was paid to shareholders last December and reduced the Fund's net asset by a like amount.)

      After racking up spectacular gains in the preceding months, the stock market was kept off balance much of the past six months. The initial problem was a rise in long-term interest rates, which caused stocks to stumble last August. After a rebound in September, stocks then were confronted with the far-reaching effect of financial turmoil in Asia. This new phenomenon immediately raised concern that profits of American companies -- particularly those in technology-related businesses, for which Asia is an important market -- might soon erode. The result was a sharp decline for stocks in late October.

      Although the `Asian flu' lingered over the winter, stocks, thanks to support provided by ongoing low inflation, a decline in long-term interest rates and solid economic growth, experienced a fairly speedy recovery. By the end of the period, the market had managed to climb out of last fall's nose dive and finish the six months in positive territory.

      Core investments little changed

      The Fund's performance pattern generally followed that of the broad market, although its fluctuations were somewhat more dramatic. For the most part, that stemmed from the Fund's substantial holdings among technology stocks, which were whipsawed by the Asian storm. The Fund's other major areas of exposure -- health care and financial/business services stocks -- fared considerably better, as their profit prospects appeared more stable.

      I made only modest changes to the portfolio during the six months, the two most notable being a reduction in technology stocks and in increase in mid-cap (or medium-size) stocks, both occurring last fall. Still, the core of the Fund's investments remained in large-cap stocks, which have most often led the market's advance in recent years. Cash reserves made up about 12% of portfolio assets during the past period.

      As I write this in mid-February, 1998 has gotten off to an uncertain start. While the economy remains in good shape and inflation continues to be well-behaved, the future strength of corporate earnings is still in some doubt. I expect that to foster ongoing market volatility and, perhaps, bring a temporary halt to the unusually generous returns stocks have provided in recent years.




      Gordon Fines
      (picture of) Gordon Fines
      Gordon Fines
      Portfolio manager

To our shareholders

Class A
 6-month performance

(All figures per share)

Net asset value (NAV)

Jan. 31, 1998        $  24.07
July 31, 1997        $  25.69
Decrease             $   1.62

Distributions
Aug. 1, 1997 - Jan. 31, 1998

From income          $   0.17
From capital gains   $   1.73
Total distributions  $   1.90

Total return*           +1.3%**

Class B
 6-month performance

(All figures per share)

Net asset value (NAV)

Jan. 31, 1998        $  23.80
July 31, 1997        $  25.38
Decrease             $   1.58

Distributions
Aug. 1, 1997 - Jan. 31, 1998

From income          $   0.03
From capital gains   $   1.73
Total distributions  $   1.76

Total return*           +1.2%**

Class Y
 6-month performance

(All figures per share)

Net asset value (NAV)

Jan. 31, 1998        $  24.08
July 31, 1997        $  25.72
Decrease             $   1.64

Distributions
Aug. 1, 1997 - Jan. 31, 1998


From income          $   0.20
From capital gains   $   1.73
Total distributions  $   1.93

Total return*           +1.4%**

      *The prospectus discusses the effect of sales charges, if any, on the various classes.

      **The total return is a hypothetical investment in the Fund with all distributions reinvested.

 The Portfolio's ten largest holdings

                                       Percent                        Value
                    (of Portfolio's net assets)        (as of Jan. 31, 1998)

General Electric                         3.97%                 $589,000,000

Pfizer                                   2.87                   426,075,000

Norwest                                  2.70                   401,500,000

Cisco Systems                            2.34                   346,843,749

Deere & Co                               2.10                   311,225,000

Intel                                    2.07                   307,800,000

Compaq Computer                          2.03                   300,625,000

Travelers Group                          2.00                   297,000,000

SmithKline Beecham ADR                   1.95                   290,087,500

BellSouth                                1.88                   278,587,500


(picture of) pie chart

The ten holdings listed here make up 23.91% of the Portfolio's net assets


      Financial statements

      Statement of assets and liabilities
      IDS New Dimensions Fund, Inc.
      Jan. 31, 1998


                                  Assets

                                                                                                    (Unaudited)
 Investment in Growth Trends Portfolio (Note 1)                                                $14,823,445,839
                                                                                               ---------------

                                  Liabilities

 Disbursements in excess of cash on demand deposit                                                      19,262
 Accrued distribution fee                                                                               38,503
 Accrued service fee                                                                                    62,715
 Accrued transfer agency fee                                                                            39,170
 Accrued administrative services fee                                                                    13,411
 Other accrued expenses                                                                                679,053
 Total liabilities                                                                                     852,114
                                                                                                       -------
 Net assets applicable to outstanding capital stock                                            $14,822,593,725
                                                                                               ---------------

                                  Represented by

 Capital stock-- $.01 par value (Note 1)                                                       $     6,166,860
 Additional paid-in capital                                                                      9,544,554,322
 Undistributed net investment income                                                                 7,939,765
 Accumulated net realized gain (loss)                                                              393,372,437
 Unrealized appreciation (depreciation) on investments                                           4,870,560,341
 Total-- representing net assets applicable to outstanding capital stock                       $14,822,593,725
                                                                                               ---------------
 Net assets applicable to outstanding shares:             Class A                              $ 9,021,547,330
                                                                                               ===============
                                                          Class B                              $ 1,886,156,854
                                                          Class Y                              $ 3,914,889,541
 Net asset value per share of outstanding capital stock:  Class A shares     374,869,866       $         24.07
                                                          Class B shares      79,249,816       $         23.80
                                                          Class Y shares     162,566,297       $         24.08

See accompanying notes to financial statements.


      Statement of operations
      IDS New Dimensions Fund, Inc.
      Six months ended Jan. 31, 1998


                                  Investment income


                                                                                                    (Unaudited)

 Income:
 Dividends                                                                                       $  67,228,345
 Interest                                                                                           41,373,135
      Less foreign taxes withheld                                                                     (486,427)
                                                                                                      --------
 Total income                                                                                      108,115,053
                                                                                                   -----------
 Expenses (Note 2):
 Expenses allocated from Growth Trends Portfolio                                                    35,181,736
 Distribution fee -- Class B                                                                         6,323,576
 Transfer agency fee                                                                                 6,768,781
 Incremental transfer agency fee-- Class B                                                              84,951
 Service fee
      Class A                                                                                        7,483,813
      Class B                                                                                        1,466,779
      Class Y                                                                                        1,894,708
 Administrative services fees and expenses                                                           2,412,635
 Compensation of board members                                                                          13,041
 Postage                                                                                               218,081
 Registration fees                                                                                     554,096
 Reports to shareholders                                                                               100,002
 Audit fees                                                                                              5,125
 Other                                                                                                   4,517
                                                                                                         -----
 Total expenses                                                                                     62,511,841
      Earnings credits on cash balances (Note 2)                                                      (586,575)
                                                                                                      --------
 Total net expenses                                                                                 61,925,266
 Investment income (loss) -- net                                                                    46,189,787
                                                                                                    ----------

                                  Realized and unrealized gain (loss) -- net

 Net realized gain (loss) on security transactions                                                 883,506,272
 Net change in unrealized appreciation (depreciation) on investments                              (727,005,006)
                                                                                                  ------------
 Net gain (loss) on investments                                                                    156,501,266
                                                                                                   -----------
 Net increase (decrease) in net assets resulting from operations                                  $202,691,053
                                                                                                  ============

See accompanying notes to financial statements.


      Financial statements
      Statements of changes in net assets
      IDS New Dimensions Fund, Inc.


                                  Operations and distributions             Jan. 31, 1998         July 31, 1997

                                                                        Six months ended            Year ended
                                                                              (Unaudited)
 Investment income (loss)-- net                                          $    46,189,787       $    77,245,186
 Net realized gain (loss) on investments                                     883,506,272           558,596,748
 Net change in unrealized appreciation (depreciation) on investments        (727,005,006)        3,419,852,495
                                                                            ------------         -------------
 Net increase (decrease) in net assets resulting from operations             202,691,053         4,055,694,429
                                                                             -----------         -------------
 Distributions to shareholders from:
      Net investment income
            Class A                                                          (58,194,887)          (39,669,181)
            Class B                                                           (1,969,568)           (1,734,180)
            Class Y                                                          (29,211,427)          (20,903,051)
      Net realized gain
            Class A                                                         (598,215,942)         (211,691,845)
            Class B                                                         (123,782,372)          (30,220,222)
            Class Y                                                         (262,398,412)          (89,184,320)
                                                                            ------------           -----------
 Total distributions                                                      (1,073,772,608)         (393,402,799)
                                                                          --------------          ------------

                                  Capital share transactions (Note 3)

 Proceeds from sales
      Class A shares (Note 2)                                              1,041,745,976         1,503,550,276
      Class B shares                                                         387,139,303           685,227,207
      Class Y shares                                                         636,698,483         1,132,923,031
 Reinvestment of distributions at net asset value
      Class A shares                                                         631,280,177           245,314,571
      Class B shares                                                         125,170,979            31,850,456
      Class Y shares                                                         291,609,838           110,087,371
 Payments for redemptions
      Class A shares                                                        (781,801,947)       (1,035,073,877)
      Class B shares (Note 2)                                                (75,958,960)         (105,961,908)
      Class Y shares                                                        (522,385,130)         (829,208,400)
                                                                            ------------          ------------
 Increase (decrease) in net assets from capital share transactions         1,733,498,719         1,738,708,727
                                                                           -------------         -------------
 Total increase (decrease) in net assets                                     862,417,164         5,401,000,357
 Net assets at beginning of period                                        13,960,176,561         8,559,176,204
                                                                          --------------         -------------
 Net assets at end of period                                             $14,822,593,725       $13,960,176,561
                                                                         ===============       ===============
 Undistributed net investment income                                     $     7,939,765       $    51,125,860
                                                                         ---------------       ---------------

See accompanying notes to financial statements.


      Notes to financial statements

      IDS New Dimensions Fund, Inc.
      (Unaudited as to Jan. 31, 1998)

  1

Summary of
significant
accounting policies

      The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A shares during the ninth calendar year of ownership. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

      All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

      Investment in Growth Trends Portfolio

      Effective May 13, 1996, the Fund began investing all of its assets in the Growth Trends Portfolio (the Portfolio), a series of Growth Trust, an open-end investment company that has the same objectives as the Fund. This was accomplished by transferring the Fund's assets to the Portfolio in return for a proportionate ownership interest in the Portfolio. Growth Trends Portfolio invests primarily in common stocks of companies showing potential for significant growth and operating in areas where economic or technological changes are occuring.

      The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the net assets of the Portfolio. The percentage of the Portfolio owned by the Fund at Jan. 31, 1998 was 99.87%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements," which are included elsewhere in this report.

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Federal taxes

      Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to the shareholders, no provision for income or excise taxes is required.

      Net investment income (loss) and net realized gains (losses) allocated from the Portfolio may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

      Dividends to shareholders

      An annual dividend from net investment income, declared and paid at the end of the calendar year, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

  2

Expenses and
sales charges

      In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

      Effective March 20, 1995, the Fund entered into agreements with American Express Financial Corporation (AEFC) for providing administrative services and serving as transfer agent. Under its Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.025% annually. Additional administrative service expenses paid by the Fund are office expenses, consultant's fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, organizational expenses and any other expenses properly payable by the Fund and approved by the board.

      Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

     oClass A $15
     oClass B $16
     oClass Y $15

      Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

      Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares and commencing on May 9, 1997, the fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

      Sales  charges  received  by  American  Express  Financial   Advisors  for
      distributing Fund shares were $13,730,395 for Class A and $625,401 for Class B for the six months ended Jan. 31, 1998.

      During the six months ended Jan. 31, 1998, the Fund's transfer agency fees were reduced by $586,575 as a result of earnings credits from overnight cash balances.

  3

Capital share
transactions

      Transactions in shares of capital stock for the periods indicated are as follows:

                                          Six months ended Jan. 31, 1998
                                       Class A       Class B       Class Y

      Sold                          41,963,122    15,762,298    25,492,189

      Issued for reinvested         27,068,061     5,423,366    12,496,136
        distributions

      Redeemed                     (31,391,153)   (3,097,294)  (21,033,728)
                                   -----------    ----------   -----------

      Net increase (decrease)       37,640,030    18,088,370    16,954,597


                                             Year ended July 31, 1997
                                       Class A       Class B       Class Y

      Sold                          69,802,144    32,213,213    52,586,867

      Issued for reinvested         11,712,924     1,532,597     5,254,015
        distributions

      Redeemed                     (47,748,549)   (4,867,366)  (38,295,346)
                                   -----------    ----------   -----------

      Net increase (decrease)       33,766,519    28,878,444    19,545,536


      IDS New Dimensions Fund, Inc.
4

Financial
highlights

      The  tables  below  show  certain  important  financial   information  for
      evaluating the Fund's results.

      Fiscal period ended July 31,
      Per share income and capital changesa

                                                                         Class A
                         1998b      1997    1996c     1995     1994     1993     1992     1991      1990       1989     1988

Net asset value,        $25.69    $18.54   $17.24   $14.06   $14.87   $12.57   $12.01    $9.45    $10.45      $7.94    $9.84
beginning of period

      Income from investment operations:

Net investment            .09       .15      .17      .16      .09      .06      .06      .15       .24        .16      .14
income (loss)


Net gains (losses)        .19       .78      .18      .36    (.18)      .30      .11      .35     (.52)        .23    (.11)
(both realized and
unrealized)

Total from investment     .28       .79      .20      .38    (.09)      .30      .11      .37     (.28)        .25    (.98)
operations

      Less distributions:

Dividends from net       (.17)     (.13)    (.15)    (.12)    (.07)    (.04)    (.14)    (.22)     (.19)      (.04)    (.12)
investment income

Distribution from        (.17)     (.67)    (.60)    (.50)    (.65)    (.73)    (.49)    (.96)     (.53)         --    (.80)
realized gains

Total distributions      (.19)     (.80)    (.75)    (.62)    (.72)    (.77)    (.63)    (.11)     (.72)      (.04)    (.92)


Net asset value,        $24.07    $25.69   $18.54   $17.24   $14.06   $14.87   $12.57   $12.01     $9.45     $10.45    $7.94
end of perod

      Ratios/supplemental data
                                                                         Class A
                         1998b      1997    1996c     1995     1994     1993     1992     1991      1990       1989     1988

Net assets, end of      $9,022    $8,663   $5,626   $4,575   $4,296   $3,544   $2,253   $1,553      $815       $762     $636
period (in millions)

Ratio of expenses to     .81%d      .91%    .94%d     .90%     .90%     .92%     .95%     .90%      .88%       .82%     .87%
average daily net assetse

Ratio of net income      .72%d      .73%    .78%d    1.07%     .75%     .51%     .57%    1.65%     2.43%      1.70%    1.65%
(loss) to average daily
net assets

Portfolio turnover rate    19%       32%      41%      54%      48%      60%      75%      81%       91%        67%     119%
(excluding short-term
securities)

Total returnf             1.3%       .4%      .1%      .2%    (.7%)      .2%      .9%      .4%     (.2%)        .3%    (.9%)

Average brokerage       $.0474    $.0511       --       --       --       --       --       --        --         --       --
commission rateg

      aFor a share outstanding throughout the period. Rounded to the nearest cent.

      bSix months ended Jan. 31, 1998 (Unaudited).

      cThe Fund's fiscal year-end was changed from Sept 30 to July 31, effective
      1996.

      dAdjusted to an annual basis.

      e Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

      fTotal return does not reflect payment of a sales charge. reduction of earnings credits on cash balances.

      gEffective  fiscal year 1997,  the Fund is required to disclose an average
      brokerage   commission  rate  per  share  for  security  trades  on  which commissions  are charged.  The  comparability  of this  information may be affected by the fact that  commission  rates per share vary  significantly among foreign countries.

      IDS New Dimensions Fund, Inc.

      Fiscal period ended July 31,
      Per share income and capital changesa

                                      Class B                                       Class Y
                         1998b      1997    1996c    1995d             1998b     1997    1996c     1995d

Net asset value,        $25.38    $18.38   $17.18   $14.21            $25.72   $18.56   $17.26    $14.21
beginning of period
of
period

      Income from investment operations:

Net investment             .01     (.02)      .03      .02               .09      .18      .19       .10
income (loss)

Net gains (losses)         .17      7.73      .18      .29               .20      .78      .18       .29
(both realized
and unrealized)

Total from investment      .18      7.71      .19      .29               .29      .79      .20       .30
operations

      Less distributions:

Dividends from net       (.03)     (.04)    (.11)       --             (.20)    (.16)    (.17)        --
investment income

Distribution from        (.17)     (.67)    (.60)       --             (.17)    (.67)    (.60)        --
realized gains

Total distributions      (.17)     (.71)    (.71)       --             (.19)    (.83)    (.77)        --

Net asset value,        $23.80    $25.38   $18.38   $17.18            $24.08   $25.72   $18.56    $17.26
end of period

      Ratios/supplemental data

                                      Class B                                       Class Y
                         1998b      1997    1996c    1995d             1998b     1997    1996c     1995d
Net assets, end of      $1,886    $1,552     $593     $150            $3,915   $3,745   $2,340    $1,792
period (in millions)

Ratio of expenses to    1.57%e     1.67%   1.71%e   1.72%e             .74%e     .76%    .77%e     .76%e
average daily net assetsf

Ratio of income (loss) (.04%)e    (.02%)    .01%e    .33%e             .80%e     .88%    .95%e    1.26%e
to average daily net assets

Portfolio turnover rate    19%       32%      41%      54%               19%      32%      41%       54%
(excluding short-term
securities)

Total returng             1.2%     42.7%    11.5%    20.9%              1.4%    44.0%    12.3%     21.5%

Average brokerage       $.0474    $.0511       --       --            $.0474   $.0511       --        --
commission rateh

      aFor a share outstanding throughout the period. Rounded to the nearest cent.

      bSix months ended Jan. 31, 1998 (Unaudited).

      cThe Fund's fiscal year-end was changed from Sept. 30 to July 31, effective 1996.

      dInception date was March 20, 1995.

      eAdjusted to an annual basis.

      fEffective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

      gTotal return does not reflect payment of a sales charge.

      hEffective  fiscal year 1997,  the Fund is required to disclose an average
      brokerage   commission  rate  per  share  for  security  trades  on  which commissions  are charged.  The  comparability  of this  information may be affected by the fact that  commission  rates per share vary  significantly among foreign countries.


      Financial statements

      Statement of assets and liabilities
      Growth Trends Portfolio
      Jan. 31, 1998

                                  Assets

                                                                                                    (Unaudited)
 Investments in securities, at value (Note 1)
      (identified cost $10,066,650,897)                                                        $14,944,487,759
 Cash in bank on demand deposit                                                                     20,895,546
 Dividends and accrued interest receivable                                                          11,011,868
 Receivable for investment securities sold                                                          30,140,482
 Receivable from investment advisor                                                                    295,453
                                                                                                       -------
 Total assets                                                                                   15,006,831,108
                                                                                                --------------

                                  Liabilities

 Payable for investment securities purchased                                                       135,657,850
 Payable upon return of securities loaned (Note 4)                                                  26,490,000
 Accrued investment management services fee                                                            210,262
 Option contracts written, at value
      (premium received $1,547,025) (Note 5)                                                         1,465,312
 Other accrued expenses                                                                                 22,728
                                                                                                        ------
 Total liabilities                                                                                 163,846,152
                                                                                                   -----------
 Net assets                                                                                    $14,842,984,956
                                                                                               ===============

See accompanying notes to financial statements.


      Financial statements

      Statement of operations
      Growth Trends Portfolio
      Six months ended Jan. 31, 1998


                                  Investment income
                                                                                                    (Unaudited)
 Income:
 Dividend                                                                                        $  67,326,260
 Interest                                                                                           41,560,090
      Less foreign taxes withheld                                                                     (487,152)
                                                                                                      --------
 Total income                                                                                      108,399,198
                                                                                                   -----------
 Expenses (Note 2):
 Investment management services fee                                                                 34,824,337
 Compensation of board members                                                                          28,010
 Custodian fees                                                                                        306,520
 Audit fees                                                                                             15,375
 Other                                                                                                  58,595
                                                                                                        ------
 Total expenses                                                                                     35,232,837
                                                                                                    ----------
 Investment income (loss) -- net                                                                    73,166,361
                                                                                                    ----------

                                  Realized and unrealized gain (loss) -- net

 Net realized gain (loss) on security transactions (Note 3)                                        884,860,115
 Net change in unrealized appreciation (depreciation) on investments                              (728,173,585)
                                                                                                  ------------
 Net gain (loss) on investments                                                                    156,686,530
                                                                                                   -----------
 Net increase (decrease) in net assets resulting from operations                                  $229,852,891
                                                                                                  ============

See accompanying notes to financial statements.


      Statements of changes in net assets
      Growth Trends Portfolio


                                  Operations                               Jan. 31, 1998         July 31, 1997

                                                                        Six months ended            Year ended
                                                                              (Unaudited)
 Investment income (loss)-- net                                          $    73,166,361       $   117,732,767
 Net realized gain (loss) on investments                                     884,860,115           559,194,834
 Net change in unrealized appreciation (depreciation) on investments        (728,173,585)        3,427,643,228
                                                                            ------------         -------------
 Net increase (decrease) in net assets resulting from operations             229,852,891         4,104,570,829
 Net contributions (withdrawals) from partners                               631,002,712         1,292,719,326
                                                                             -----------         -------------
 Total increase (decrease) in net assets                                     860,855,603         5,397,290,155
 Net assets at beginning of period                                        13,982,129,353         8,584,839,198
                                                                          --------------         -------------
 Net assets at end of period                                             $14,842,984,956       $13,982,129,353
                                                                         ===============       ===============

See accompanying notes to financial statements.


      Notes to financial statements

      Growth Trends Portfolio
      (Unaudited as to Jan. 31, 1998)

  1

Summary of
significant
accounting policies

      Growth Trends Portfolio (the Portfolio) is a series of Growth Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Growth Trends Portfolio invests primarily in common stocks of companies showing potential for significant growth and operating in areas where economic or technological changes are occurring. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

      Significant accounting policies followed by the Portfolio are summarized below:

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Valuation of securities

      All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

      Option transactions

      In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

      Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Futures transactions

      In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

      Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

      Foreign currency translations
      and foreign currency contracts

      Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

      The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract.

      Federal taxes

      For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

      Other

      Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

  2

Fees and
expenses

      The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.6% to 0.49% annually. The fees may be increased or decreased by a performance adjustment based on a comparison of the performance of Class A shares of IDS New Dimensions Fund to the Lipper Growth Fund Index. The maximum adjustment is 0.12% of the Portfolio's average daily net assets on an annual basis. The adjustment decreased the fee by $2,051,975 for the six months ended Jan. 31, 1998.

      Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

      Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.

  3

Securities
transactions

      Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $3,357,164,429 and $2,565,360,443, respectively, for the six months ended Jan. 31, 1998. For the same period, the portfolio turnover rate was 19%. Realized gains and losses are determined on an identified cost basis.

      Brokerage commissions paid to brokers affiliated with AEFC were $835,690 for the six months ended Jan. 31, 1998.

  4

Lending of
portfolio
securities

      At Jan. 31, 1998, securities valued at $25,964,842 were on loan to brokers. For collateral, the Portfolio received $26,490,000 in cash. Income from securities lending amounted to $355,559 for the six months ended Jan. 31, 1998. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

  5

Option
contracts
written

      The number of contracts and premium amounts associated with options contracts written is as follows:


                                         Six months ended Jan. 31, 1998

                                                        Calls
                                        Contracts                    Premium
      Balance July 31, 1997                    --                 $       --
      Opened                               15,630                  1,547,025
      Balance Jan. 31, 1998                15,630                 $1,547,025

      See summary of significant accounting policies.

      Investments in securities

      Growth Trends Portfolio                      (Percentages represent
      Jan. 31, 1998 (Unaudited)                      value of investments
                                                   compared to net assets)

 Common stocks (91.1%)
 Issuer                      Shares         Value(a)

 Aerospace & defense (1.4%)
 Boeing                   1,000,000   $  47,562,500
 United Technologies      2,000,000     163,250,000
 Total                                  210,812,500

 Airlines (1.7%)
 AMR2,000,000(b)        252,500,000

 Banks and savings & loans (6.9%)
 BankAmerica              1,300,000      92,381,250
 Citicorp                 2,000,000     238,000,000
 Norwest                 11,000,000     401,500,000
 State Street             3,900,000     218,400,000
 Wachovia                 1,000,000      77,750,000
 Total                                1,028,031,250

 Beverages & tobacco (1.3%)
 Coca-Cola                2,500,000     161,875,000
 Fortune Brands             955,200      36,536,400
 Total                                  198,411,400

 Building materials & construction (1.2%)
 Tyco Intl                4,000,000     177,500,000

 Chemicals (2.1%)
 Air Products & Chemicals   800,000      64,050,000
 Monsanto                 2,000,000      94,875,000
 USA Waste Services       4,000,000(b)  147,000,000
 Total                                  305,925,000

 Communications equipment & services (1.9%)
 ADC Telecommunications   2,000,000(b)   38,000,000
 Lucent Technologies      1,100,000      97,350,000
 Motorola                   500,000      29,718,750
 Tellabs                  2,200,000(b)  112,612,500
 Total                                  277,681,250

 Computers & office equipment (11.9%)
 Automatic Data Processing  525,400      31,425,488
 BMC Software             1,000,000(b)   67,750,000
 Cisco Systems            5,500,000(b)  346,843,749
 Compaq Computer         10,000,000(f)  300,625,000
 Computer Associates Intl 3,500,000     186,156,250
 Computer Sciences          500,000(b)   42,437,500
 Hewlett-Packard          3,400,000     204,000,000
 Intl Business Machines   2,000,000     197,375,000
 Microsoft                1,700,000(b)  253,618,750
 Oracle                     700,000(b)   16,275,000
 PeopleSoft               1,000,000(b)   35,000,000
 Xerox                    1,000,000      80,375,000
 Total                                1,761,881,737

 Electronics (2.8%)
 AMP                        864,950      34,598,000
 Applied Materials        1,000,000(b)   32,812,500
 Intel                    3,800,000     307,800,000
 Texas Instruments          800,000      43,700,000
 Total                                  418,910,500

 Energy (1.8%)
 Exxon                    2,300,000     136,418,750
 Mobil                    2,000,000     136,250,000
 Total                                  272,668,750

 Energy equipment & services (0.5%)
 Baker Hughes             2,000,000      77,125,000

 Financial services (5.1%)
 Associates First
   Capital Cl A           1,000,000      68,000,000
 Fannie Mae                 334,900      20,680,075
 MBNA                     5,000,000     155,312,500
 Morgan Stanley, Dean     3,000,000     175,125,000
    Witter, Discover & Co
 Paychex                    800,000      38,250,000
 Travelers Group          6,000,000     297,000,000
 Total                                  754,367,575

 Food (2.1%)
 ConAgra                  8,600,000     271,975,000
 General Mills              500,000      37,218,750
 Total                                  309,193,750

 Health care (9.0%)
 Bristol-Myers Squibb     1,900,000     189,406,250
 Genentech                   26,500(b)    1,722,500
 Johnson & Johnson        3,000,000     200,812,500
 Lilly (Eli)              1,600,000     108,000,000
 Medtronic                3,500,000     178,718,750
 Merck & Co               2,000,000     234,500,000
 Pfizer                   5,200,000     426,075,000
 Total                                1,339,235,000

 Health care services (3.3%)
 Cardinal Health          1,700,000     131,643,750
 HBO & Co                 2,800,000     146,475,000
 HEALTHSOUTH
    Rehabilitation        2,700,000(b)   60,581,250
 Service Corp Intl        2,000,000      78,000,000
 United Healthcare        1,400,000      71,750,000
 Total                                  488,450,000

 Household products (2.3%)
 Gillette                 1,800,000     177,750,000
 Procter & Gamble         2,000,000     156,750,000
 Total                                  334,500,000

 Industrial equipment & services (2.7%)
 Deere & Co               5,900,000     311,225,000
 Illinois Tool Works      1,500,000      83,531,250
 Total                                  394,756,250

 Insurance (1.7%)
 American Intl Group      1,500,000     165,468,750
 SunAmerica                 215,700       8,668,444
 UNUM                     1,500,000      72,937,500
 Total                                  247,074,694

 Leisure time & entertainment (1.6%)
 Marriot Intl             3,000,000     207,375,000
 Mirage Resorts           1,600,000(b)   36,900,000
 Total                                  244,275,000

 Media (2.3%)
 CBS                      4,600,000     137,712,500
 Clear Channel
    Communications          600,000(b)   46,200,000
 Gannett                  2,600,000     157,300,000
 Total                                  341,212,500

 Metals (0.6%)
 Aluminum Co of America   1,100,000      84,012,500

 Multi-industry conglomerates (6.6%)
 AccuStaff                2,400,000(b)   61,800,000
 Emerson Electric         3,700,000     223,850,000
 General Electric         7,600,000     589,000,000
 Minnesota Mining & Mfg   1,200,000     100,200,000
 Total                                  974,850,000

 Restaurants & lodging (0.5%)
 Promus Hotel             1,700,000(b)   76,818,750

 Retail (5.4%)
 Cendant                  3,800,000     128,725,000
 CVS                      1,800,000     118,012,500
 Dayton Hudson            1,500,000     107,906,250
 Kroger                   1,200,000(b)   46,950,000
 Safeway                  3,800,000     252,462,500
 Wal-Mart Stores          3,800,000     151,525,000
 Total                                  805,581,250

 Transportation (0.4%)
 CNF Transportation       1,200,000      54,825,000

 Utilities -- electric (0.9%)
 CMS Energy               3,000,000     127,687,500

 Utilities -- gas (0.9%)
 El Paso Natural Gas      2,200,000     140,662,500

 Utilities -- telephone (5.0%)
 AirTouch Communications  2,000,000(b)   87,750,000
 Ameritech                1,000,000      42,937,500
 AT&T                     1,400,000      87,675,000
 BellSouth                4,600,000     278,587,500
 Cincinnati Bell          1,900,000      68,162,500
 US WEST Communications
    Group                 2,000,000      96,250,000
 WorldCom                 2,200,000(b,e) 78,787,500
 Total                                  740,150,000

 Foreign (7.3%)(c)
 ACE                      2,300,000     214,043,750
 Elan ADR                 1,450,000(b,e) 75,309,375
 Northern Telecom         2,500,000     112,812,500
 Royal Dutch Petroleum    4,000,000     205,000,000
 Schlumberger             2,600,000     191,587,500
 SmithKline Beecham
    ADR                   4,600,000     290,087,500
 Total                                1,088,840,625

 Total common stocks
 (Cost: $8,649,514,794)             $13,527,940,281


Short-term securities (9.6%)
Issuer      Annualized         Amount      Value(a)
              yield on     payable at
               date of       maturity
              purchase

 U.S. government agency (0.1%)
 Federal Home Loan Mtge Corp Disc Nt
    02-09-98     5.39%    $10,000,000  $  9,986,575

 Banker's acceptance (0.1%)
 First Bank Natl
    02-05-98     5.55      10,000,000     9,992,319

 Certificate of deposit (0.1%)
 US Bank Minneapolis
    04-28-98     5.54      15,000,000    14,794,667

 Commercial paper (9.1%)
 Abbott Laboratories
    02-13-98     5.51       2,500,000     2,495,035
 Alabama Power
    02-12-98     5.48      22,470,000    22,429,030
 American General
    02-19-98     5.50       7,200,000     7,179,214
    03-13-98     5.50       6,300,000     6,260,824
 American General Finance
    03-11-98     5.53      11,500,000    11,431,479
 Ameritech Capital Funding
    02-03-98     5.73      16,700,000    16,692,068
 Associates Corp North America
    02-18-98     5.49      10,000,000     9,972,650
    03-03-98     5.50      12,000,000    11,943,477
    03-12-98     5.54      20,000,000    19,877,555
 Avco Financial Services
    03-02-98     5.52       5,000,000     4,977,083
 Barclays U.S. Funding
    02-11-98     5.50      14,300,000    14,276,055
 BBV Finance (Delaware)
    04-08-98     5.49       8,200,000     8,113,262
 Bell Atlantic Financial Services
    02-10-98     5.47      16,400,000    16,375,172
    02-25-98     5.49      12,400,000    12,352,897
 Beneficial
    03-02-98     5.49      15,000,000    14,931,750
    03-04-98     5.50      15,000,000    14,927,067
    03-05-98     5.50      19,000,000    18,904,731
    03-06-98     5.51      15,000,000    14,922,367
    03-11-98     5.51      15,000,000    14,910,950
    03-26-98     5.55      10,000,000     9,917,350
 BHP Finance
    02-24-98     5.84       7,500,000     7,465,165
    02-25-98     5.49      16,000,000    15,939,222
    03-18-98     5.61      14,500,000    14,393,782
 BOC Group
    02-17-98     5.81       5,100,000     5,085,676
    03-16-98     5.50      30,000,000    29,799,800
    03-23-98     5.51      10,000,000     9,922,508
 CAFCO
    02-03-98     5.91       7,700,000(d)  7,696,233
    02-24-98     5.85         600,000(d)    599,733
    03-19-98     5.50      11,000,000(d) 10,921,588
    03-23-98     5.52      18,100,000(d) 17,929,662
    04-01-98     5.49       8,000,000(d)  7,924,089
 Ciesco LP
    02-25-98     5.48      10,200,000    10,161,396
    03-12-98     5.50      17,900,000(d) 17,791,407
 CIT Group Holdings
    02-05-98     5.88       7,800,000     7,793,663
 Colgate-Palmolive
    02-24-98     5.82      10,000,000(d)  9,957,184
 Commercial Credit
    03-13-98     5.51      10,000,000     9,933,101
    03-18-98     5.51      21,100,000    20,952,523
 Commerzbank U.S. Finance
    02-13-98     5.50       5,500,000     5,489,116
    02-18-98     5.48       8,500,000     8,476,795
    02-20-98     5.49      17,100,000    17,048,035
 Daimler-Benz
    02-11-98     5.82      15,000,000    14,968,611
    02-11-98     5.56       2,900,000     2,895,082
    02-24-98     5.49       9,500,000     9,465,357
    03-19-98     5.77       2,600,000     2,580,535
 Delaware Funding
    02-10-98     5.50       5,949,000(d)  5,939,944
    02-11-98     5.50      22,819,000(d) 22,780,791
    02-18-98     5.50      19,428,000(d) 19,374,767
    02-20-98     5.48      15,924,000(d) 15,875,697
 Deutsche Bank Financial
    02-02-98     5.54      14,100,000    14,095,672
    02-17-98     5.48      17,500,000    17,454,920
    02-18-98     5.49      10,000,000     9,972,675
 Fleet Funding
    02-26-98     5.49      10,600,000(d) 10,558,201
    03-10-98     5.51       6,400,000(d)  6,362,980
 Ford Motor Credit
    02-23-98     5.50      15,000,000    14,947,483
    02-26-98     5.48      25,000,000    24,901,596
    03-06-98     5.52       7,500,000     7,461,113
    04-02-98     5.51      10,000,000     9,874,347
 Gannett
    02-24-98     5.48       9,600,000(d)  9,565,120
    02-26-98     5.48      17,400,000(d) 17,331,512
 Gateway Fuel
    02-26-98     5.50       5,630,000     5,607,718
    03-05-98     5.51       6,955,000     6,920,063
    03-10-98     5.50       6,680,000     6,641,430
 Goldman Sachs Group
    02-04-98     5.77      10,000,000     9,991,626
    04-06-98     5.53      20,700,000    20,426,864
    05-12-98     5.52      10,000,000     9,841,900
    05-13-98     5.52      10,000,000     9,840,350
    05-14-98     5.50      20,000,000    19,645,344
 Heinz (HJ)
    02-06-98     5.82       4,700,000     4,695,472
    02-17-98     5.80      25,000,000    24,918,236
    03-17-98     5.50      13,500,000    13,407,863
 Harris Trust
    02-04-98     5.55      14,900,000    14,900,000
    03-05-98     5.50      15,000,000    15,000,000
 Household Finance
    02-27-98     5.48      25,000,000    24,897,811
    03-10-98     5.53      20,000,000    19,883,889
    03-11-98     5.51      15,800,000    15,706,201
    03-12-98     5.51      20,000,000    19,878,222
 Intl Lease Finance
    03-03-98     5.50       9,800,000     9,753,839
 Merrill Lynch
    03-16-98     5.52      11,800,000    11,720,966
    03-17-98     5.50      16,200,000    16,089,435
 Metlife Funding
    02-05-98     5.80      13,105,000    13,094,534
    02-18-98     5.83       9,874,000     9,839,395
 Morgan Stanley, Dean
 Witter, Discover & Co
    03-02-98     5.50      10,000,000     9,954,417
    03-05-98     5.50      18,800,000    18,705,734
    03-06-98     5.50      18,700,000    18,603,394
 Natl Australia Funding
 (Delaware)
    04-15-98     5.50      35,000,000    34,556,517
    04-21-98     5.52       3,160,000     3,120,184
 NBD Bank Canada
    02-09-98     5.58      14,100,000    14,080,401
 New Center Asset Trust
    02-19-98     5.50      14,600,000    14,557,851
    03-04-98     5.50      25,000,000    24,878,443
    03-11-98     5.53      10,000,000     9,940,417
    04-13-98     5.50      20,500,000    20,230,989
 Novartis Finance
    02-03-98     5.47       8,305,000(d)  8,301,221
    03-09-98     5.52      15,000,000    14,915,363
 Pacific Life Insurance
    02-20-98     5.48      10,700,000    10,667,543
    02-26-98     5.50      15,264,000    15,203,588
 Reed Elsevier
    03-06-98     5.53      12,100,000(d) 12,037,147
 Societe Generale North America
    03-16-98     5.48      15,400,000    15,288,421
    03-17-98     5.50      15,000,000    14,890,081
    03-23-98     5.49      15,900,000    15,760,680
 Toyota Motor Credit
    02-26-98     5.50      20,900,000    20,817,433
 UBS Finance (Delaware)
    02-02-98     5.63      20,400,000    20,393,619
 Xerox Credit
    02-24-98     5.82       9,200,000     9,158,848
 Total                                1,353,340,546


 Letters of credit (0.2%)
 Bank of America-
 AES Barbers Point
    03-20-98     5.50%    $10,000,000  $  9,925,016
 First Bank-
 Midwest
    02-26-98     5.66      10,000,000     9,959,410
 First Chicago-
 Commed Fuel
    03-11-98     5.51       8,600,000     8,548,945
 Total                                   28,433,371

 Total short-term securities
 (Cost: $1,417,136,103)             $ 1,416,547,478

 Total investment in securities
 (Cost: $10,066,650,897)(g)         $14,944,487,759


See accompanying notes to investments in securities.

Investments in securities

Growth Trends Portfolio


 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) Security is partially or fully on loan. See Note 4 to the financial statements.

(f) At Jan. 31, 1998, securities valued at $46,987,688 were held to cover open call options written as follows:

Issuer           Shares         Exercise          Expiration        Value(a)
                                   price                date

Compaq        1,563,000              $35          April 1998      $1,465,312
Computer

(g) At Jan. 31, 1998, the cost of securities for federal income tax purposes was approximately $10,066,651,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:



Unrealized appreciation.......................................$4,958,979,000
Unrealized depreciation.......................................   (81,142,000)
                                                                 -----------
Net unrealized appreciation...................................$4,877,837,000

          Board members and officers

                 Independent board members and officers

Chairman         William  R.  Pearce*
of the board     Chairman of the board,  Board  Services  Corporation  (provides administrative services to boards including the boards of the IDS and IDSLife funds and Master Trust portfolios).

                 H.  Brewster  Atwater,  Jr.
                 Former chairman and chief executive officer, General Mills, Inc.

                 Lynne  V.  Cheney
                 Distinguished fellow, American Enterprise Institute for Public Policy Research.

                 Heinz F. Hutter
                 Former president and chief operating officer, Cargill, Inc.

                 Anne P. Jones
                 Attorney and telecommunications consultant.

                 Alan K. Simpson
                 Former United States senator for Wyoming.

                 Edson W. Spencer
                 Former chairman and chief executive officer, Honeywell, Inc.

                 Wheelock Whitney
                 Chairman, Whitney Management Company.

                 C. Angus Wurtele
                 Chairman of the board, The Valspar Corporation.

                 Officer

Vice president,  Leslie L. Ogg*
general counsel  President,  treasurer and corporate secretary of Board Services
and secretary    Corporation.


                 Board members and officers associated with AEFC

President        John R. Thomas*
                 Senior vice president, AEFC.

                 William  H.  Dudley*
                 Senior  advisor  to the  chief  executive officer, AEFC.

                 David R. Hubers*
                 President and chief executive officer, AEFC.


                 Officers associated with AEFC

Vice president   Peter J. Anderson*
                 Senior vice  president,  AEFC

Treasurer        Matthew N. Karstetter*
                 Vice president, AEFC

* Interested person as defined by the Investment Company Act of 1940.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.


IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed



Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

Quick telephone reference

American Express            Redemptions and exchanges,       National/Minnesota
Financial Advisors          dividend payments or                   800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements           Mpls./St. Paul area:
                                                                       671-3800



TTY Service                 For the hearing impaired               800-846-4852




American Express            Automated account information          800-862-7919
Financial Advisors          (TouchTone(R) phones only),
Easy Access Line            including current fund prices
                            and performance, account values
                            and recent account transactions



AMERICAN EXPRESS Financial Advisors


IDS New Dimensions Fund
IDS Tower 10
Minneapolis, MN 55440-0010